Additional Information - Condensed Financial Statements of the Company - Condensed Statements of Operations (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Condensed Statements Of Operations [Line Items]
Revenue	$ 75,448	$ 54,538	$ 78,245	$ 50,338	$ 29,078
Cost of revenue	(27,496)	(21,374)	(31,736)	(22,840)	(21,248)
Gross profit	47,952	33,164	46,509	27,498	7,830
Operating expense:
Research and development	(19,096)	(12,304)	(17,568)	(13,651)	(11,078)
Sales, general and administrative	(10,681)	(5,614)	(9,792)	(5,895)	(5,046)
Total operating expense	(29,777)	(17,918)	(27,360)	(19,546)	(16,124)
Income (loss) from operations	18,175	15,246	19,149	7,952	(8,294)
Interest income (expense), net	504	75	207	(36)	(44)
Fair value change in warrant liability	0	0	0	0	(37)
Income (loss) before income taxes	18,522	15,574	19,509	7,609	(8,489)
Provision for Income tax	(1,709)	(980)	(1,228)	(2,637)	(54)
Net income (loss)	16,813	14,594	18,281	4,972	(8,543)
Montage Technology Group Limited [Member]
Schedule Of Condensed Statements Of Operations [Line Items]
Revenue			40,702	5,746	5,195
Cost of revenue			(9,876)	(1,619)	(2,591)
Gross profit			30,826	4,127	2,604
Operating expense:
Research and development			(13,209)	(356)	(8,903)
Sales, general and administrative			(980)	(245)	(315)
Total operating expense			(14,189)	(601)	(9,218)
Income (loss) from operations			16,637	3,526	(6,614)
Interest income (expense), net			60	31	10
Fair value change in warrant liability			0	0	(37)
Equity gain (loss) from subsidiaries			1,590	1,430	(1,877)
Income (loss) before income taxes			18,287	4,987	(8,518)
Provision for Income tax			(6)	(15)	(25)
Net income (loss)			$ 18,281	$ 4,972	$ (8,543)